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SEC FILE NUMBER
0-53287

CUSIP NUMBER
74623 L 10 5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	Quarter Ended June 30, 2008

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
Pure Earth, Inc.

Full Name of Registrant
N/A

Former Name if Applicable
One Neshaminy Interplex, Suite 201

Address of Principal Executive Office (Street and Number)
Trevose, Pennsylvania 19053

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☑
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
Pure Earth, Inc. (the “Company”) has determined that it is unable to file its quarterly report on Form 10-Q for the quarter ended June 30, 2008 (the “Form 10-Q”) within the prescribed period. As this is the Company’s first quarterly report, it has taken the Company longer than anticipated to complete its internal review process with respect to the Form 10-Q and its interim financial statements for the periods ended June 30, 2008. As a result, the Company and its independent public accountants will not be able to complete their review of such interim financial statements and Form 10-Q on a timely basis. This inability to timely file the Form 10-Q could not have been eliminated by the Company without unreasonable effort or expense.

SEC 1344 (05-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Brent Kopenhaver	(215)	639-8755
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☑ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company expects to report in the Form 10-Q, subject to finalization and completion of a review by the Company’s independent registered public accounting firm, an estimated net loss of approximately $0.2 million and $0.6 million for the three and six months ended June 30, 2008, as compared to net income of approximately $0.7 million and $0.9 million for the same periods in 2007.

The change in net income for the three months ended June 30, 2008 primarily resulted from (i) a decrease in revenues from the Company’s Transportation and Disposal segment due to a large job that the Company had during the three months ended June 30, 2007, which did not recur in the same period in 2008; (ii) a decrease in revenues from the Company’s Environmental Services segment due to a lack of new business; and (iii) an increase in expenses in the Company’s Materials segment due primarily to expenses related to the startup of a second rock crushing facility.

The change in net income for the six months ended June 30, 2008 primarily resulted from (i) a decrease in consulting services revenues from the Company’s Environmental Services segment, as well as a decline in profit margins associated with the brokerage of disposal jobs within the Environmental Services segment; (ii) an increase in expenses in the Company’s Materials segment due primarily to expenses related to the startup of the second rock crushing facility; (iii) lower gross profit margins on soil processing and increased repairs and maintenance costs within the Treatment and Recycling segment; and (iv) additional general corporate costs resulting from increased salary costs, legal and accounting fees and overhead costs due to the overall growth of the Company.

PURE EARTH, INC.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	October 3, 2008	By	/s/ Brent Kopenhaver

Chairman, Executive Vice President,
Chief Financial Officer and Treasurer